Related Parties (Tables)	12 Months Ended
Dec. 31, 2025
Related Parties [Abstract]
Schedule of Remuneration of Directors of the Company

During the years ended December 31, 2025, 2024 and 2023, the remuneration of directors of the Company was as follows:

	Consolidated
	December 31, 2025 US$	December 31, 2024 US$	December 31, 2023 US$
Short term benefits	286,887	71,731	228,400